Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Amortization	$ 14,963	$ 15,020	$ 15,434